Accounts Receivable, Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, net	¥ 599,280	$ 92,108	¥ 355,880	¥ 273,536
Trade Accounts Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, net	¥ 449,411		¥ 280,866	¥ 231,734